Non-cash stock-based compensation - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - Free Shares [member]	6 Months Ended
	Jun. 30, 2025 shares € / shares	Jun. 30, 2024 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding, beginning balance	509,295	1,017,538
Option outstanding, granted	0	41,990
Option outstanding, exercised/vested	(231,356)	(342,434)
Option outstanding, forfeited, cancelled or expired	(13,894)	(112,783)
Option outstanding, ending balance	264,045	604,311
Weighted average exercise price per share, beginning balance	€ 2.84	€ 6.59
Weighted average exercise price per share, granted		4.76
Weighted average exercise price per share, Vested	2.63	12.57
Weighted average exercise price per share, Cancelled	2.91	6.87
Weighted average exercise price per share, ending balance	€ 3.01	€ 3.02